Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Business Combination Transactions

August 28, 2023
$
Cash - PNAC trust and cash, net of redemptions	24,029,660
Less: Combined company transaction costs	(755,872)
Net cash proceeds from Business Combination	23,273,788
Less: Prepayment amount pursuant to Forward Purchase Transaction	(21,299,979)
Less: Forward Purchase Transaction share consideration reimbursement and trading commissions	(1,201,348)
Cash proceeds, net of Forward Purchase Transaction Prepayment Amount	772,461

As at June 30, 2024, subsidiaries of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Prime Number New Sub Pte. Ltd.	January 25, 2023	Singapore	100% owned by the Company	Dormant
noco-noco Pte. Ltd.	July 25, 2019	Singapore	100% owned by Prime Number New Sub Pte. Ltd.	Principally engaged in providing platform-solutions of decarbonizing offerings
noco-noco Australia Pty. Ltd. ("noco-noco Australia")	January 19, 2023	Australia	52% owned by noco-noco Pte. Ltd.	Dormant

Summary of Subsidiaries

As at June 30, 2024, subsidiaries of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Prime Number New Sub Pte. Ltd.	January 25, 2023	Singapore	100% owned by the Company	Dormant
noco-noco Pte. Ltd.	July 25, 2019	Singapore	100% owned by Prime Number New Sub Pte. Ltd.	Principally engaged in providing platform-solutions of decarbonizing offerings
noco-noco Australia Pty. Ltd. ("noco-noco Australia")	January 19, 2023	Australia	52% owned by noco-noco Pte. Ltd.	Dormant